As filed with the U.S. Securities and Exchange Commission on May 28, 2020 File Nos. 811-07763 333-10015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

	FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	95	[X]
	and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	96	[X]

(Check appropriate box or boxes)

LITMAN GREGORY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

1676 N. California Blvd., Suite 500, Walnut Creek, California 94596

(Address of Principal Executive Offices) (Zip Code)

(925) 254-8999

(Registrant's Telephone Number, including Area Code)

Jeremy L. DeGroot	Copies of Communications to:
1676 N. California Blvd., Suite 500	David A. Hearth, Esq.
Walnut Creek, California 94596	Paul Hastings LLP
(Name and Address of Agent for Service)	101 California Street, 48th Floor
San Francisco, California 94111

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness.

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]on June 26, 2020 pursuant to paragraph (b)

[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on (date) pursuant to paragraph (a)(1)
[	]	75 days after filing pursuant to paragraph (a)(2)
[	]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A for Litman Gregory Funds Trust (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying the effectiveness of the Litman Gregory Masters Concentrated Small Cap Value Fund filed as part of Post-Effective Amendment No. 89 ("PEA No. 89"), which was filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001193125-19-322714 on December 23, 2019, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 89 by means of this filing, Parts A, B and C of PEA No. 89 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Litman Gregory Masters Concentrated Small Cap Value Fund (the "Fund"), a series of the Trust, is incorporated herein by reference to Part A of PEA No. 89.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 89.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 89.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 95 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 95 and Amendment No. 96 under the Investment Company Act of 1940, as amended, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Walnut Creek, and State of California, on the 28th day of May, 2020.

LITMAN GREGORY FUNDS TRUST

By: /s/ Jeremy DeGroot______

Jeremy DeGroot

President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Julie Allecta*	Trustee	May 28, 2020
Julie Allecta
/s/ Jeremy DeGroot	Trustee and President	May 28, 2020
Jeremy DeGroot	(Principal Executive Officer)
/s/ Frederick A. Eigenbrod, Jr.*	Trustee	May 28, 2020
Frederick A. Eigenbrod, Jr.
/s/ Harold M. Shefrin*	Trustee	May 28, 2020
Harold M. Shefrin
/s/ John Coughlan	Treasurer	May 28, 2020
John Coughlan	(Principal Financial Officer)

* By: /s/ John Coughlan

John Coughlan, Attorney-in-Fact